CAPITAL STOCK	12 Months Ended
Dec. 31, 2017
Capital Stock [Abstract]
CAPITAL STOCK
CAPITAL STOCK

Authorized Capital Stock
Our authorized capital stock includes an unlimited number of common shares (issued 1,166,577,478 common shares); an unlimited number of first preferred shares issuable in series (the first series is designated the “First Preferred Shares, Series A” and consists of 10,000,000 first preferred shares (issued nil); the second series is designated as the “First Preferred Shares, Series B” and consists of 10,000,000 first preferred shares (issued nil); and the third series is designated as the “First Preferred Shares, Series C Special Voting Share” and consists of 1 Special Voting Share (issued nil)); and an unlimited number of second preferred shares issuable in series (the first series is designated as the “Second Preferred Shares, Series A” and consists of 15,000,000 second preferred shares (issued nil)). Our common shares have no par value.

Dividends
In 2017, we declared and paid dividends in US dollars totaling $125 million (2016: $86 million).

The Company’s dividend reinvestment plan resulted in $16 million (2016: $8 million) reinvested into the Company.